Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0000089800
Registrant Name	The Sherwin-Williams Company
Registration File Number	333-266623
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES